Annual Fund Operating Expenses - Pinnacle Value Fund - Pinnacle Value Fund	May 01, 2025
Prospectus [Line Items]
Management Fee	1.25%
Distribution (12b-1) fee	none
Other expenses	0.29%
Acquired fund fees & expenses	0.08%	[1]
Total annual Fund operating expenses	1.62%
Fee Waiver and/or Expense Reimbursement	(0.30%)	[2]
Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.32%

[1]	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to expense ratio in Fund financial statements which include only direct operating costs, not indirect costs of investing in other funds.
[2]	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, excluding acquired fund fees & expenses and extraordinary expenses, at or below 1.24% to April 30, 2026.